Restricted net assets	12 Months Ended
Dec. 31, 2015
Restricted net assets [Abstract]
Restricted net assets
28.	Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Group's subsidiaries and the VIEs and VIE's subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company's subsidiaries and the VIEs and VIE's subsidiaries in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group's subsidiaries and the VIEs and VIE's subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion as calculated under U.S. GAAP amounted to approximately RMB343,090 and RMB2,685,373 as of December 31, 2014 and 2015, respectively. There are no differences between U.S. GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIEs and VIE's subsidiaries. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to our shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group's subsidiaries and the VIEs and VIE's subsidiaries to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets exceeded 25% of the consolidated net assets of the Company as of December 31, 2015 and the condensed financial information of the Company are required to be presented (Note 30).